Geographic Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Japan USD ($)	Mar. 31, 2013 Japan JPY (¥)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2013 North America USD ($)	Mar. 31, 2013 North America JPY (¥)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2013 Europe USD ($)	Mar. 31, 2013 Europe JPY (¥)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2013 Asia USD ($)	Mar. 31, 2013 Asia JPY (¥)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2013 Other Countries USD ($)	Mar. 31, 2013 Other Countries JPY (¥)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2013 Intersegment Elimination USD ($)	Mar. 31, 2013 Intersegment Elimination JPY (¥)	Mar. 31, 2012 Intersegment Elimination JPY (¥)	Mar. 31, 2011 Intersegment Elimination JPY (¥)
Net revenues
Sales to external customers	$ 234,601	¥ 22,064,192	¥ 18,583,653	¥ 18,993,688	$ 84,109	¥ 7,910,456	¥ 7,293,804	¥ 6,966,929	$ 65,580	¥ 6,167,821	¥ 4,644,348	¥ 5,327,809	$ 21,299	¥ 2,003,113	¥ 1,917,408	¥ 1,920,416	$ 43,154	¥ 4,058,629	¥ 3,116,849	¥ 3,138,112	$ 20,459	¥ 1,924,173	¥ 1,611,244	¥ 1,640,422
Inter-segment sales and transfers					52,212	4,910,562	3,873,515	4,019,317	1,240	116,604	107,538	101,327	850	80,000	76,538	61,081	3,475	326,847	217,425	236,422	1,809	170,092	148,931	168,694	(59,586)	(5,604,105)	(4,423,947)	(4,586,841)
Total	234,601	22,064,192	18,583,653	18,993,688	136,321	12,821,018	11,167,319	10,986,246	66,820	6,284,425	4,751,886	5,429,136	22,149	2,083,113	1,993,946	1,981,497	46,629	4,385,476	3,334,274	3,374,534	22,268	2,094,265	1,760,175	1,809,116	(59,586)	(5,604,105)	(4,423,947)	(4,586,841)
Operating expenses	220,556	20,743,304	18,228,026	18,525,409	130,193	12,244,683	11,374,359	11,348,642	64,460	6,062,500	4,565,477	5,089,633	21,868	2,056,651	1,976,150	1,968,349	42,630	4,009,421	3,077,484	3,061,557	20,846	1,960,521	1,651,361	1,648,987	(59,441)	(5,590,472)	(4,416,805)	(4,591,759)
Operating income	14,045	1,320,888	355,627	468,279	6,128	576,335	(207,040)	(362,396)	2,360	221,925	186,409	339,503	281	26,462	17,796	13,148	3,999	376,055	256,790	312,977	1,422	133,744	108,814	160,129	(145)	(13,633)	(7,142)	4,918
Assets	377,281	35,483,317	30,650,965	29,818,166	130,747	12,296,731	12,034,423	11,285,864	125,906	11,841,471	9,693,232	9,910,828	23,384	2,199,256	1,960,532	1,931,231	35,144	3,305,319	2,433,312	2,138,499	27,817	2,616,164	2,175,493	2,044,379	34,283	3,224,376	2,353,973	2,507,365
Long-lived assets	$ 72,847	¥ 6,851,239	¥ 6,235,380	¥ 6,309,160	$ 31,147	¥ 2,929,346	¥ 2,981,985	¥ 3,123,042	$ 27,996	¥ 2,633,067	¥ 2,197,197	¥ 2,276,332	$ 3,065	¥ 288,288	¥ 263,070	¥ 305,627	$ 6,274	¥ 590,021	¥ 412,959	¥ 344,304	$ 4,365	¥ 410,517	¥ 380,169	¥ 259,855